Taxes on income - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
(Loss) income before income taxes expense, as reported in the consolidated statements of operations	$ (275,984)	$ (75,563)	$ 120,760
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (63,476)	$ (17,379)	$ 27,775
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	426	565	104
Effective Income Tax Rate Reconciliation, Preferred Tax Rate, Amount	31,675	9,713	(12,121)
Effective Income Tax Rate Reconciliation, Gain (Loss) On Revaluation Of Liability Instruments, Amount	41,953	14,322	(14,024)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	(2,003)	823	400
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(478)	(1,193)	103
Effective Income Tax Rate Reconciliation, Tax Rate Differential For Dividend Distributed From Approved Enterprise Status	0	0	(2,369)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(543)	0	0
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	(446)	(2,087)	0
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	(85)	773	87
Income Tax Expense (Benefit)	$ 7,023	$ 5,537	$ (45)